Income Taxes - Summary of Components of Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	₱ 11,582	₱ 14,643
Net deferred income tax liabilities	75	60
Accumulated provision for expected credit losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,990	3,618
Net deferred income tax liabilities	(194)	(173)
Lease liability over ROU under IFRS 16 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	3,185	3,240
Unearned revenues [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,781	3,914
Depreciation due to shortened estimated useful life of assets [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	2,550	2,480
Pension and other employee benefits [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,680	2,607
Unrealized foreign exchange losses [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,605	1,404
Unamortized past service pension costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	1,439	1,908
Accumulated write-down of inventories to net realizable values [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	284	371
NOLCO [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	13	266
Excess MCIT over RCIT [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	13	13
Taxes and duties capitalized [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(176)	(167)
Derivative financial instruments [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	265	(203)
Customer list and trademark [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(456)	(361)
Capitalized charges and others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax assets	(5,591)	(4,447)
Investment Property [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	388	389
Unrealized foreign exchange gains [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net deferred income tax liabilities	7	22
Others [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Others	₱ (126)	₱ (178)